STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions	The Group		The Group Debt securities	The Group Equity shares	The Bank	The Bank Debt securities	The Bank Equity shares	Attributable to ordinary shareholders The Group		Attributable to ordinary shareholders The Group Debt securities	Attributable to ordinary shareholders The Group Equity shares	Attributable to ordinary shareholders The Bank	Attributable to ordinary shareholders The Bank Debt securities	Attributable to ordinary shareholders The Bank Equity shares	Share capital and premium The Group	Share capital and premium The Bank	Other reserves The Group		Other reserves The Group Debt securities	Other reserves The Group Equity shares	Other reserves The Bank	Other reserves The Bank Debt securities	Other reserves The Bank Equity shares	Retained profits The Group		Retained profits The Bank	Other equity instruments The Group		Other equity instruments The Bank	Non- controlling interests The Group
At 1 January at Dec. 31, 2017	£ 50,003				£ 60,305			£ 46,407				£ 57,088			£ 2,174	£ 2,174	£ 7,484				£ 2,071			£ 36,749		£ 52,843	£ 3,217		£ 3,217	£ 379
Comprehensive income
Profit for the year	4,217				6,141			3,907				5,866												3,907		5,866	275		275	35
Post-retirement defined benefit scheme remeasurements, net of tax	120				(162)			120				(162)												120		(162)
Share of other comprehensive income of associates and joint ventures	8							8																8
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ (184)	£ (76)		£ (202)	£ (102)			£ (184)	£ (76)		£ (202)	£ (102)					£ (184)	£ (76)		£ (202)	£ (102)
Gains and losses attributable to own credit risk, net of tax	389				389			389				389												389		389
Movements in cash flow hedging reserve, net of tax	(463)				(286)			(463)				(286)					(463)				(286)
Currency translation differences (tax: £nil)	93				(82)			93				(82)					93				(82)
Total other comprehensive income	(113)				(445)			(113)				(445)					(630)				(672)			517		227
Total comprehensive income for the year	4,104				5,696			3,794				5,421					(630)				(672)			4,424		6,093	275		275	35
Transactions with owners
Dividends	(11,058)				(11,022)			(11,022)				(11,022)												(11,022)		(11,022)				(36)
Distributions on other equity instruments	(275)				(275)																						(275)		(275)
Capital repayment to parent	(2,975)				(2,975)			(2,975)				(2,975)												(2,975)		(2,975)
Capital contributions received	265				265			265				265												265		265
Return of capital contributions	(9)				(9)			(9)				(9)												(9)		(9)
Changes in non-controlling interests	(305)																													(305)
Total transactions with owners	(14,357)				(14,016)			(13,741)				(13,741)			0	0								(13,741)		(13,741)	(275)		(275)	(341)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												(111)				(144)			111		144
At 31 December at Dec. 31, 2018	39,750				51,985			36,460				48,768			2,174	2,174	6,965				1,543			27,321		45,051	3,217		3,217	73
Comprehensive income
Profit for the year	2,836				2,446			2,515				2,165												2,515		2,165	281		281	40
Post-retirement defined benefit scheme remeasurements, net of tax	(1,117)				(576)			(1,117)				(576)												(1,117)		(576)
Share of other comprehensive income of associates and joint ventures	0
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			(159)	12		(178)	12			(159)	12		(178)	12					(159)	12		(178)	12
Gains and losses attributable to own credit risk, net of tax	(306)				(306)			(306)				(306)												(306)		(306)
Movements in cash flow hedging reserve, net of tax	446				339			446				339					446				339
Currency translation differences (tax: £nil)	(2)				6			(2)				6					(2)				6
Total other comprehensive income	(1,126)				(703)			(1,126)				(703)					297				179			(1,423)		(882)
Total comprehensive income for the year	1,710				1,743			1,389				1,462					297				179			1,092		1,283	281		281	40
Transactions with owners
Dividends	(4,138)				(4,100)			(4,100)				(4,100)												(4,100)		(4,100)				(38)
Distributions on other equity instruments	(281)				(281)							0				0					0					0	(281)		(281)
Capital repayment to parent																								0		0
Issue of other equity instruments (note 36)	1,648				1,648																						1,648		1,648
Capital contributions received	229				229			229				229												229		229
Return of capital contributions	(5)				(5)			(5)				(5)												(5)		(5)
Changes in non-controlling interests	(14)																													(14)
Total transactions with owners	(2,561)				(2,509)			(3,876)				(3,876)												(3,876)		(3,876)	1,367		1,367	(52)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												12				12			(12)		(12)
At 31 December at Dec. 31, 2019	38,899				51,219			33,973				46,354			2,174	2,174	7,250				1,710			24,549		42,470	4,865		4,865	61
Comprehensive income
Profit for the year	1,466				641			1,023				224												1,023		224	417		417	26
Post-retirement defined benefit scheme remeasurements, net of tax	113				(102)			113				(102)												113		(102)
Share of other comprehensive income of associates and joint ventures	0
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities/ Equity shares			£ (20)	£ (16)		£ (89)	£ 4			£ (20)	£ (16)		£ (89)	£ 4					£ (20)	£ (16)		£ (89)	£ 4
Gains and losses attributable to own credit risk, net of tax	(55)				(55)			(55)				(55)												(55)		(55)
Movements in cash flow hedging reserve, net of tax	(49)				(240)			(49)				(240)					(49)				(240)
Currency translation differences (tax: £nil)	0				1			0				1					0				1
Total other comprehensive income	(27)				(481)			(27)				(481)					(85)				(324)			58		(157)
Total comprehensive income for the year	1,439	[1]			160			996	[1]			(257)					(85)	[1]			(324)			1,081	[1]	67	417	[1]	417	26	[1]
Transactions with owners
Dividends	(7)																							0		0				(7)
Distributions on other equity instruments	(417)				(417)																						(417)		(417)
Capital repayment to parent																								0		0
Issue of other equity instruments (note 36)	1,070				1,070																						1,070		1,070
Capital contributions received	140				140			140				140												140		140
Return of capital contributions	(4)				(4)			(4)				(4)												(4)		(4)
Changes in non-controlling interests	(2)																													(2)
Total transactions with owners	780				789			136				136												136		136	653		653	(9)
Realised gains and losses on equity shares held at fair value through other comprehensive income	0				0												(16)				4			16		(4)
At 31 December at Dec. 31, 2020	£ 41,118				£ 52,168			£ 35,105				£ 46,233			£ 2,174	£ 2,174	£ 7,181				£ 1,382			£ 25,750		£ 42,677	£ 5,935		£ 5,935	£ 78

[1]	Total comprehensive income attributable to owners of the parent was £1,413 million (2019: £1,670 million; 2018: £4,069 million).